Real Estate	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Real Estate [Abstract]
Real Estate
3.	Real Estate

As of September 30, 2019, the Company owned 33 multifamily properties comprising a total of 11,455 apartment homes and one parcel of land held for the development of apartment homes. The total contract acquisition price of the Company’s real estate portfolio was $1,471,571,997, including development costs. As of September 30, 2019 and December 31, 2018, the Company’s portfolio was approximately 94.4% and 93.9% occupied and the average monthly rent was $1,190 and $1,163, respectively.

As of September 30, 2019 and December 31, 2018, accumulated depreciation and amortization related to the Company’s consolidated real estate properties was as follows:

	September 30, 2019
	Assets
	Land	Building and Improvements(1)	Total Real Estate Held for Investment	Real Estate Under Development	Real Estate Held for Sale
Investments in real estate	$161,613,722	$1,401,105,029	$1,562,718,751	$4,305,247	$—
Less: Accumulated depreciation and amortization	—	(268,924,964)	(268,924,964)	—	—

Net investments in real estate and related lease intangibles	$161,613,722	$1,132,180,065	$1,293,793,787	$4,305,247	$—

(1)

During the three and nine months ended September 30, 2019, the Company capitalized $513,512 of costs related to the pending mergers with SIR and STAR III, included in building and improvements in the accompanying consolidated balance sheets.

	December 31, 2018
	Assets
	Land	Building and Improvements	Total Real Estate Held for Investment	Real Estate Under Development	Real Estate Held for Sale
Investments in real estate	$161,613,722	$1,381,769,664	$1,543,383,386	$—	$31,928,519
Less: Accumulated depreciation and amortization	—	(214,231,416)	(214,231,416)	—	(4,440,747)

Net investments in real estate and related lease intangibles	$161,613,722	$1,167,538,248	$1,329,151,970	$—	$27,487,772

Total depreciation and amortization expense was $18,632,477 and $55,430,404 for the three and nine months ended September 30, 2019, respectively, and $17,855,195 and $52,920,337 for the three and nine months ended September 30, 2018, respectively.

Depreciation of the Company’s buildings and improvements was $18,631,573 and $55,429,500 for the three and nine months ended September 30, 2019, respectively, and $17,855,195 and $52,920,337 for the three and nine months ended September 30, 2018, respectively.

Real Estate Under Development

During the nine months ended September 30, 2019, the Company acquired the following land held for the development of apartment homes:

Development Name	Location	Purchase Date	Land Held for Development	Construction in Progress	Total Carrying Value
Garrison Station	Murfreesboro, TN	5/30/2019	$2,469,183	$1,836,063	$4,305,246

Capitalized Acquisition Costs Related to the Pending Mergers with SIR and STAR III

The SIR Merger and STAR III Merger are each accounted for as an asset acquisition. In accordance with the asset acquisition method of accounting, costs incurred to acquire the asset are capitalized as part of the acquisition price. Upon signing both the SIR Merger Agreement and the STAR III Merger Agreement on August 5, 2019, the SIR Merger and STAR III Merger were considered probable of occurring, at which point the Company began to capitalize the merger related acquisition costs to building and improvements in the accompanying consolidated balance sheets. Prior to such date, the merger related acquisition costs were expensed to general and administrative expenses in the accompanying consolidated statements of operations.

Operating Leases

As of September 30, 2019, the Company’s real estate portfolio comprised 11,455 residential apartment homes and was 96.4% leased by a diverse group of residents. The residential lease terms consist of lease durations equal to twelve months or less.

Some residential leases contain provisions to extend the lease agreements, options for early termination after paying a specified penalty and other terms and conditions as negotiated. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. Generally, upon the execution of a lease, the Company requires security deposits from tenants in the form of a cash deposit. Amounts required as security deposits vary depending upon the terms of the respective leases and the creditworthiness of the tenant, but generally are not significant amounts. Therefore, exposure to credit risk exists to the extent that a receivable from a tenant exceeds the amount of its security deposit. Security deposits received in cash related to tenant leases are included in accounts payables and accrued liabilities in the accompanying consolidated balance sheets and totaled $4,329,563 and $4,130,860 as of September 30, 2019 and December 31, 2018, respectively.

At September 30, 2019 and 2018, no tenant represented over 10% of the Company’s annualized base rent.

2019 Dispositions

Randall Highlands Apartments

On March 31, 2015, the Company, through an indirect wholly-owned subsidiary, acquired Randall Highlands Apartments, a multifamily property located in North Aurora, Illinois, containing 146 apartment homes. The purchase price of Randall Highlands Apartments was $32,115,000, exclusive of closing costs. On September 26, 2019, the Company sold Randall Highlands Apartments for $31,000,000, resulting in a gain of $3,329,078, which includes reductions to the net book value of the property due to historical depreciation and amortization expense. The purchaser of Randall Highlands Apartments was not affiliated with the Company or the Advisor.

The results of operations for the three and nine months ended September 30, 2019 and 2018, through the date of sale for Randall Highlands Apartments, were included in continuing operations on the Company’s consolidated statements of operations and are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2019	2018	2019	2018
Revenues:
Rental income	$789,589	$815,168	$2,366,420	$2,314,405
Other income	1,041	1,072	4,754	8,635

Total revenues	790,630	816,240	2,371,174	2,323,040
Expenses:
Operating, maintenance and management	199,831	177,373	529,200	508,808
Real estate taxes and insurance	169,267	209,923	571,248	577,792
Fees to affiliates	36,135	33,012	103,855	88,769
Depreciation and amortization	96,270	303,428	709,579	904,845
Interest expense	—	75,800	—	484,049
Loss on debt extinguishment	—	184,527	—	184,527
General and administrative expenses	1,656	2,602	9,407	7,524

Total expenses	$503,159	$986,665	$1,923,289	$2,756,314

3. Real Estate

As of December 31, 2018, the Company owned 34 multifamily properties comprising a total of 11,601 apartment homes. The total contract acquisition price of the Company’s real estate portfolio was $1,499,381,750. As of December 31, 2018 and 2017, the Company’s portfolio was approximately 93.9% and 93.1% occupied and the average monthly rent was $1,163 and $1,137, respectively.

As of December 31, 2018 and 2017, accumulated depreciation and amortization related to the Company’s consolidated real estate properties were as follows:

	December 31, 2018
	Assets
	Land	Building and Improvements	Total Real Estate
Investments in real estate	$164,113,072	$1,411,198,832	$1,575,311,904
Less: Accumulated depreciation and amortization	—	(218,672,162)	(218,672,162)

Net investments in real estate and related lease intangibles	$164,113,072	$1,192,526,670	$1,356,639,742

	December 31, 2017
	Assets
	Land	Building and Improvements	Total Real Estate
Investments in real estate	$164,113,072	$1,394,779,659	$1,558,892,731
Less: Accumulated depreciation and amortization	—	(147,726,630)	(147,726,630)

Net investments in real estate and related lease intangibles	$164,113,072	$1,247,053,029	$1,411,166,101

Depreciation and amortization expense was $70,993,280, $68,417,556 and $67,991,543 for the years ended December 31, 2018, 2017 and 2016, respectively.

Depreciation of the Company’s buildings and improvements was $70,993,280, $67,407,444 and $54,857,243 for the years ended December 31, 2018, 2017 and 2016, respectively.

Amortization of the Company’s tenant origination and absorption costs was $0, $1,010,112 and $13,134,300 for the years ended December 31, 2018, 2017 and 2016, respectively. Tenant origination and absorption costs had a weighted-average amortization period as of the date of acquisition of less than one year. As of March 31, 2017, all tenant origination and absorption costs were fully amortized and written off.

Operating Leases

As of December 31, 2018, the Company’s real estate portfolio comprised 11,601 residential apartment homes and was 95.5% leased by a diverse group of residents. The residential lease terms consist of lease durations equal to twelve months or less.

Some residential leases contain provisions to extend the lease agreements, options for early termination after paying a specified penalty and other terms and conditions as negotiated. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. Generally, upon the execution of a lease, the Company requires security deposits from tenants in the form of a cash deposit. Amounts required as security deposits vary depending upon the terms of the respective leases and the creditworthiness of the tenant, but generally are not significant amounts. Therefore, exposure to credit risk exists to the extent that a receivable from a tenant exceeds the amount of its security deposit. Security deposits received in cash related to tenant leases are included in accounts payables and accrued liabilities in the accompanying consolidated balance sheets and totaled $4,130,860 and $3,613,649 as of December 31, 2018 and 2017, respectively.

As of December 31, 2018 and 2017, no tenant represented over 10% of the Company’s annualized base rent.